Supplement to the
Fidelity Advisor® Equity Growth Fund
Class A, Class M, Class C, Class I and Class Z
January 29, 2022
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Fidelity Advisor® Equity Growth Fund as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2023 to vote on this proposal. If approved, the changes will take effect on May 1, 2023, or the first day of the month following shareholder approval.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

EPG-22-01 1.756213.137	November 29, 2022

Supplement to the
Fidelity Advisor® Series Equity Growth Fund
January 29, 2022
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Fidelity Advisor® Series Equity Growth Fund as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2023 to vote on this proposal. If approved, the changes will take effect on May 1, 2023, or the first day of the month following shareholder approval.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

AXM1-22-01 1.9883848.102	November 29, 2022

Supplement to the
Fidelity Advisor® Series Growth Opportunities Fund
January 29, 2022
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Fidelity Advisor® Series Growth Opportunities Fund as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2023 to vote on this proposal. If approved, the changes will take effect on May 1, 2023, or the first day of the month following shareholder approval.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

AXS3-22-01 1.9857242.105	November 29, 2022